Note 7 - Notes and Loans Payable To Related Parties (Details) - USD ($)	Dec. 05, 2015	Nov. 16, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Aug. 31, 2013
Common Stock, Shares Issued			245,213,750	182,062,173	178,062,173
McKenzie Webster Limited
Common Stock, Shares Issued						160,000,000
Loans Payable						$ 319,000
Roly E. Heggenhougen
Loans Payable				$ 67,000
Interest Receivable				$ 20,242
Marco Alfonsi
Common Stock, Shares Issued	70,166,750
Loans Payable	$ 22,270
Remaining Balance
Loans Payable		$ 25,000